Income Taxes - Additional Information (Detail)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Income tax expense benefits [line items]
Weighted average applicable statutory tax rate	17.90%	18.00%
Other tax rate effects for reconciliation between accounting profit and tax expense (income)	23.70%	24.90%
Aegon Ltd. [member]
Income tax expense benefits [line items]
Weighted average applicable statutory tax rate	25.80%	25.80%
Average effective tax rate	5.00%	14.00%